Revenue and Cost of Revenue (Details) - Commercial/Industrial [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue and Cost of Revenue [Line Items]
Revenue	$ 143
Cost of revenue	145
Gross profit	$ 1,140	$ 800